STOCK OPTIONS (Tables)	12 Months Ended
Feb. 28, 2015
Stock Options Tables
Common stock options issued and outstanding

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	2,680,000	$1.70	-	-
Forfeited, cancelled and expired	(615,000)	$1.56	-	-
Issued	745,000	$1.15	-	-
Outstanding and expected to vest at February 28, 2015	2,810,000	$1.58	$20,670	8.29
Exercisable at February 28, 2015	1,742,000	$1.78	$17,790	7.67